Revenue from Contracts with Customers - Schedule of Components of Deferred Revenue (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Deferred revenue	¥ 642,732,520	$ 92,322,750	¥ 590,759,189
Initial Franchise Fee
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Deferred revenue	295,443,732	42,437,837	274,637,959
Membership Fees
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Deferred revenue	257,351,279	36,966,198	238,496,707
Cash Received for Prepaid Card and Sublease
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Deferred revenue	58,075,704	8,342,053	53,356,062
Greentree Reward Membership Program
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Deferred revenue	¥ 31,861,805	$ 4,576,662	¥ 24,268,461